SHAREOWNERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2011
SHAREOWNERS' EQUITY
Summary of activity in issued and outstanding common stock

	Issued Shares	Treasury Shares	Outstanding Shares
Balance, December 31, 2008	73,251,960	3,346,153	69,905,807
Shares issued	15,525,000	—	15,525,000
(Reissuance of)/deposits to treasury stock	—	(149,996)	149,996

Balance, December 31, 2009	88,776,960	3,196,157	85,580,803
(Reissuance of)/deposits to treasury stock	—	(87,174)	87,174

Balance, December 31, 2010	88,776,960	3,108,983	85,667,977
(Reissuance of)/deposits to treasury stock	—	3,998,782	(3,998,782)

Balance, December 31, 2011	88,776,960	7,107,765	81,669,195